UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
              (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                               Date of fiscal year end:  NOVEMBER 30
                                                         -----------

            Date of reporting period: DECEMBER 1, 2003 - MAY 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

MAY 31, 2004

--------------------------------------------------------------------------------

        Oppenheimer                                                Management
        Quest International                                       Commentaries
        Value Fund, Inc.(SM)                                          and
                                                                   Semiannual
                                                                     Report

--------------------------------------------------------------------------------

[GRAPHIC]

        MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

        SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

        "WE WERE OPTIMISTIC ABOUT THE PROSPECTS FOR A GLOBAL ECONOMIC RECOVERY AND INVESTED ACCORDINGLY."

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

STATEMENT OF INVESTMENTS  May 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.2%
Continental AG                                         175,000      $ 7,857,797
--------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Bayerische Motoren
Werke AG                                               113,474        4,808,338
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Compass Group plc                                    1,086,000        6,769,829
--------------------------------------------------------------------------------
Royal Caribbean
Cruises Ltd.                                           108,800        4,256,256
                                                                    ------------
                                                                     11,026,085

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Matsushita Electric
Industrial Co. 1                                       460,500        6,358,046
--------------------------------------------------------------------------------
MEDIA--4.6%
EMI Group plc                                        1,171,100        4,702,264
--------------------------------------------------------------------------------
Pearson plc                                            456,500        5,565,848
--------------------------------------------------------------------------------
Vivendi Universal SA 1                                 236,600        6,029,847
                                                                    ------------
                                                                     16,297,959

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--6.5%
Christian Dior SA                                      114,000        7,218,097
--------------------------------------------------------------------------------
Luxottica Group SpA 1                                  408,300        6,606,393
--------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                          100              670
--------------------------------------------------------------------------------
Swatch Group AG (The)1                                 331,700        9,413,680
                                                                    ------------
                                                                     23,238,840

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.8%
--------------------------------------------------------------------------------
BEVERAGES--5.7%
Diageo plc                                             630,200        8,365,384
--------------------------------------------------------------------------------
Pernod-Ricard SA                                        93,500       11,703,199
                                                                    ------------
                                                                     20,068,583

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Ito-Yokado Co. Ltd.                                     81,000        3,290,568
--------------------------------------------------------------------------------
Tesco plc 1                                            750,000        3,423,967
                                                                    ------------
                                                                      6,714,535

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
Cadbury
Schweppes plc                                          724,600        6,177,606
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Shiseido Co. Ltd.                                      156,000        1,846,171
--------------------------------------------------------------------------------
ENERGY--3.2%
--------------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc                                               1,300,000       11,387,096
--------------------------------------------------------------------------------
FINANCIALS--24.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Credit Suisse Group 1                                  101,900        3,497,126
--------------------------------------------------------------------------------
Deutsche Bank AG 1                                      63,000        4,946,758
                                                                    ------------
                                                                      8,443,884

--------------------------------------------------------------------------------
COMMERCIAL BANKS--17.2%
Aareal Bank AG 1                                       147,400        4,985,932
--------------------------------------------------------------------------------
Banco Popolare di
Verona e Novara Scrl                                   380,100        6,238,300
--------------------------------------------------------------------------------
Bank of East Asia Ltd.                               1,913,000        5,436,681
--------------------------------------------------------------------------------
Barclays plc                                         1,835,100       15,998,497
--------------------------------------------------------------------------------
BNP Paribas SA 1                                       106,000        6,472,097
--------------------------------------------------------------------------------
Credit Agricole SA                                     375,000        9,218,159
--------------------------------------------------------------------------------
DBS Group
Holdings Ltd.                                          861,100        7,138,915
--------------------------------------------------------------------------------
Shinsei Bank Ltd. 1                                    823,800        5,560,324
                                                                    ------------
                                                                     61,048,905

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
Deutsche Boerse AG                                     114,000        6,062,645
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                             154,000        2,360,335
                                                                    ------------
                                                                      8,422,980

--------------------------------------------------------------------------------
INSURANCE--2.3%
Axa SA                                                 239,600        4,915,472
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                   55,000        3,411,193
                                                                    ------------
                                                                      8,326,665

--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Terumo Corp.                                           177,000        4,163,764


            13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                        SHARES      SEE NOTE 1
-------------------------------------------------------------------------------
PHARMACEUTICALS--7.6%
GlaxoSmithKline plc                                    180,000    $  3,762,238
-------------------------------------------------------------------------------
Novartis AG                                            197,538       8,850,156
-------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                    71,200       4,703,773
-------------------------------------------------------------------------------
Takeda Chemical
Industries Ltd.                                        232,300       9,647,202
                                                                  -------------
                                                                    26,963,369

-------------------------------------------------------------------------------
INDUSTRIALS--7.3%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Bombardier, Inc., Cl. B                              1,564,800       5,240,463
-------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Wienerberger AG                                        126,600       4,285,446
-------------------------------------------------------------------------------
MACHINERY--4.6%
Heidelberger
Druckmaschinen AG 1                                    161,024       5,094,800
-------------------------------------------------------------------------------
Metso Oyj                                              135,000       1,656,796
-------------------------------------------------------------------------------
SKF AB, B Shares                                       259,000       9,449,448
                                                                  -------------
                                                                    16,201,044

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.9%
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
NEC Corp.                                              985,000       7,209,817
-------------------------------------------------------------------------------
OFFICE ELECTRONICS--3.8%
Canon Sales Co., Inc.                                  308,700       3,924,212
-------------------------------------------------------------------------------
Canon, Inc.                                            194,400       9,585,886
                                                                  -------------
                                                                    13,510,098

-------------------------------------------------------------------------------
SOFTWARE--5.1%
Dassault Systemes SA 1                                 231,100      10,554,573
-------------------------------------------------------------------------------
Nintendo Co. Ltd.                                       37,000       3,709,206
-------------------------------------------------------------------------------
Sage Group plc (The)                                 1,193,800       3,868,654
                                                                  -------------
                                                                    18,132,433

-------------------------------------------------------------------------------
MATERIALS--8.2%
-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.3%
Boral Ltd.                                           1,159,300       4,847,841
-------------------------------------------------------------------------------
Fletcher Building Ltd.                               1,250,000       3,471,633
                                                                  -------------
                                                                     8,319,474

-------------------------------------------------------------------------------
METALS & MINING--4.9%
Alcan, Inc.                                            115,000       4,563,425
-------------------------------------------------------------------------------
Boehler-Uddeholm
AG                                                      43,000       3,281,841
-------------------------------------------------------------------------------
Rio Tinto plc                                          393,326       9,475,823
                                                                  -------------
                                                                    17,321,089

-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.0%
UPM-Kymmene Oyj                                        195,200       3,504,018
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.1%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
Deutsche
Telekom AG 1                                           483,000       8,115,863
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.8%
NTT DoCoMo, Inc. 1                                       4,406       8,291,771
-------------------------------------------------------------------------------
Vodafone Group plc                                   3,810,222       8,959,354
                                                                  -------------
                                                                    17,251,125
                                                                  -------------

Total Common Stocks
(Cost $319,701,413)                                                352,241,493

                                                        UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Wienerberger AG Rts.,
Exp. 6/2/04 1 (Cost $0)                                126,600              --

                                                     PRINCIPAL
                                                        AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM NOTES--1.6%
-------------------------------------------------------------------------------
Federal Home Loan
Bank, 0.88%, 6/1/04
(Cost $5,566,000)                                   $5,566,000       5,566,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $325,267,413)                                      100.8%    357,807,493
-------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.8)     (2,899,091)
                                                    ---------------------------
NET ASSETS                                               100.0%   $354,908,402
                                                    ===========================


             14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC
HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT
VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS    MARKET VALUE     PERCENT
------------------------------------------------
United Kingdom         $ 88,456,560       24.7%
Japan                    65,947,972       18.4
France                   60,815,217       17.0
Germany                  41,872,133       11.7
Switzerland              25,172,155        7.0
Italy                    12,844,693        3.6
United States             9,822,256        2.8
Canada                    9,803,888        2.7
Sweden                    9,449,448        2.6
Austria                   7,567,287        2.1
Singapore                 7,138,915        2.0
Hong Kong                 5,436,681        1.5
Finland                   5,160,814        1.5
Australia                 4,847,841        1.4
New Zealand               3,471,633        1.0
                       -------------------------
TOTAL                  $357,807,493      100.0%
                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2004
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $325,267,413)--see accompanying statement of investments    $ 357,807,493
------------------------------------------------------------------------------------------------------
Cash                                                                                          339,240
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                           5,181
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                            2,538,213
Interest and dividends                                                                      1,019,403
Shares of capital stock sold                                                                  449,420
Other                                                                                          71,972
                                                                                        --------------
Total assets                                                                              362,230,922

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                           8,660
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       5,682,920
Shares of capital stock redeemed                                                            1,293,124
Distribution and service plan fees                                                            146,109
Transfer and shareholder servicing agent fees                                                  69,550
Directors' compensation                                                                        54,722
Shareholder communications                                                                     49,401
Other                                                                                          18,034
                                                                                        --------------
Total liabilities                                                                           7,322,520

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 354,908,402
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                    $     219,809
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                342,602,679
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           1,277,452
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (21,775,183)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          32,583,645
                                                                                        --------------
NET ASSETS                                                                              $ 354,908,402
                                                                                        ==============


             16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $267,915,867 and
16,350,153 shares of capital stock outstanding)                                                    $16.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $17.39
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,270,128 and 3,063,626 shares of
capital stock outstanding)                                                                         $15.43
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $35,495,756 and 2,307,026 shares of
capital stock outstanding)                                                                         $15.39
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,226,651 and 260,060 shares of
capital stock outstanding)                                                                         $16.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $510,968)            $ 4,413,174
--------------------------------------------------------------------------------
Interest                                                                 34,113
                                                                    ------------
Total investment income                                               4,447,287

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,340,772
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 331,124
Class B                                                                 255,658
Class C                                                                 172,708
Class N                                                                   8,917
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 273,477
Class B                                                                  73,343
Class C                                                                  48,584
Class N                                                                   5,045
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  30,153
Class B                                                                  17,759
Class C                                                                   6,977
Class N                                                                     572
--------------------------------------------------------------------------------
Administrative fees                                                     446,924
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,431
--------------------------------------------------------------------------------
Directors' compensation                                                  15,516
--------------------------------------------------------------------------------
Other                                                                    67,714
                                                                    ------------
Total expenses                                                        3,123,674
Less reduction to custodian expenses                                       (768)
Less payments and waivers of expenses                                      (163)
                                                                    ------------
Net expenses                                                          3,122,743

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,324,544


             18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $ 11,581,224
Foreign currency transactions                                                10,408,150
Net increase from payment by affiliate                                          172,926
                                                                           -------------
Net realized gain                                                            22,162,300
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (3,137,152)
Translation of assets and liabilities denominated in foreign currencies      (5,028,853)
                                                                           -------------
Net change in unrealized appreciation                                        (8,166,005)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 15,320,839
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS              YEAR
                                                                      ENDED             ENDED
                                                               MAY 31, 2004      NOVEMBER 30,
                                                                (UNAUDITED)              2003
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                         $   1,324,544     $     784,797
----------------------------------------------------------------------------------------------
Net realized gain                                                22,162,300        22,332,566
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            (8,166,005)       40,624,806
                                                              --------------------------------
Net increase in net assets resulting from operations             15,320,839        63,742,169

----------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                          11,081,414         7,457,176
Class B                                                          (7,683,807)      (23,417,899)
Class C                                                           3,140,398        (1,075,505)
Class N                                                           1,836,762           769,358

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                   23,695,606        47,475,299
----------------------------------------------------------------------------------------------
Beginning of period                                             331,212,796       283,737,497
                                                              --------------------------------
End of period (including accumulated net investment income
(loss) of $1,277,452 and $(47,092), respectively)             $ 354,908,402     $ 331,212,796
                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                   YEAR
                                                   ENDED                                                                  ENDED
                                            MAY 31, 2004                                                               NOV. 30,
CLASS A                                      (UNAUDITED)        2003           2002           2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  15.62    $  12.58       $  14.76       $  17.93      $  22.05       $  19.37
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .07         .06            .02            .02           .10           (.02)
Net realized and unrealized gain (loss)              .70        2.98          (2.20)         (1.62)          .24           3.90
                                                ---------------------------------------------------------------------------------
Total from investment operations                     .77        3.04          (2.18)         (1.60)          .34           3.88
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --          --             --             --          (.22)            --
Dividends in excess of net investment
income                                                --          --             --             --            --           (.09)
Distributions from net realized gain                  --          --             --          (1.57)        (4.24)         (1.11)
                                                ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --          --             --          (1.57)        (4.46)         (1.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  16.39    $  15.62       $  12.58       $  14.76      $  17.93       $  22.05
                                                =================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  4.93%      24.17%        (14.77)%       (10.04)%        1.47%         21.64%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $267,916    $245,349       $191,096       $238,882      $285,836       $346,067
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $268,267    $203,459       $216,977       $269,338      $325,539       $318,701
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                        0.97%       0.51%         0.09%          0.12%         0.47%         (0.11)%
Total expenses                                      1.53% 3     1.59% 3,4     1.66% 3,4      1.71% 3       1.70% 3        1.75% 3
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               50%        150%           75%            71%          104%            78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                              MAY 31, 2004                                                               NOV. 30,
CLASS B                                        (UNAUDITED)           2003         2002           2001         2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 14.78       $  12.00     $  14.18       $  17.38     $  21.50       $  18.92
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.06)          (.15)        (.11)          (.08)        (.02)          (.13)
Net realized and unrealized gain (loss)                .71           2.93        (2.07)         (1.55)         .25           3.82
                                                   --------------------------------------------------------------------------------
Total from investment operations                       .65           2.78        (2.18)         (1.63)         .23           3.69
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    --             --           --             --         (.11)            --
Dividends in excess of net investment
income                                                  --             --           --             --           --             -- 1
Distributions from net realized gain                    --             --           --          (1.57)       (4.24)         (1.11)
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         --             --           --          (1.57)       (4.35)         (1.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 15.43       $  14.78     $  12.00       $  14.18     $  17.38       $  21.50
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    4.40%         23.17%      (15.37)%       (10.57)%       0.91%         21.05%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $47,270       $ 52,459     $ 65,144       $ 93,590     $114,765       $143,632
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $51,109       $ 55,378     $ 79,996       $105,464     $128,686       $134,690
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.03)%        (0.31)%      (0.63)%        (0.48)%      (0.09)%        (0.61)%
Total expenses                                        2.42%          2.47%        2.36%          2.31%        2.24%          2.25%
Expenses after payments and waivers
of expenses and reduction of
custodian expenses                                     N/A 4,5       2.44%         N/A 4,5        N/A 4        N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 50%           150%          75%            71%         104%            78%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                             MAY 31, 2004                                                                NOV. 30,
CLASS C                                       (UNAUDITED)          2003         2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  14.73      $  11.96     $  14.14       $  17.33       $  21.46       $  18.89
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .03          (.05)        (.12)          (.07)          (.02)          (.12)
Net realized and unrealized gain (loss)               .63          2.82        (2.06)         (1.55)           .25           3.80
                                                 ----------------------------------------------------------------------------------
Total from investment operations                      .66          2.77        (2.18)         (1.62)           .23           3.68
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   --            --           --             --           (.12)            --
Dividends in excess of net investment
income                                                 --            --           --             --             --             -- 1
Distributions from net realized gain                   --            --           --          (1.57)         (4.24)         (1.11)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        --            --           --          (1.57)         (4.36)         (1.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  15.39      $  14.73     $  11.96       $  14.14       $  17.33       $  21.46
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   4.48%        23.16%      (15.42)%       (10.54)%         0.91%         21.02%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 35,496      $ 31,076     $ 26,361       $ 39,429       $ 45,179       $ 57,925
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 34,562      $ 26,952     $ 33,801       $ 42,552       $ 51,539       $ 52,348
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.14%        (0.33)%      (0.63)%        (0.48)%        (0.10)%        (0.61)%
Total expenses                                       2.38%         2.46%        2.37%          2.31%          2.24%          2.25%
Expenses after payments and waivers
of expenses and reduction of
custodian expenses                                    N/A 4,5      2.43%         N/A 4,5        N/A 4          N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                50%          150%          75%            71%           104%            78%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                          YEAR
                                                             ENDED                                         ENDED
                                                      MAY 31, 2004                                      NOV. 30,
CLASS N                                                (UNAUDITED)           2003           2002          2001 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $15.52         $12.54         $14.76          $16.58
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   .06            .01           (.01)             -- 2
Net realized and unrealized gain (loss)                        .67           2.97          (2.21)          (1.82)
                                                            -------------------------------------------------------
Total from investment operations                               .73           2.98          (2.22)          (1.82)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --             --             --              --
Dividends in excess of net investment income                    --             --             --              --
Distributions from net realized gain                       --------------------------------------------------------
Total dividends and/or distributions to shareholders            --             --             --              --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $16.25         $15.52         $12.54          $14.76
                                                            =======================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            4.70%         23.76%        (15.04)%        (10.98)%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $4,227         $2,329         $1,137          $  522
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $3,577         $1,637         $1,058          $  275
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                  0.92%          0.17%         (0.02)%         (0.05)%
Total expenses                                                1.87%          2.04%          1.90%           1.81%
Expenses after payments and waivers of expenses
and reduction of custodian expenses                            N/A 5,6       1.92%           N/A 5,6         N/A 5
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         50%           150%            75%             71%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


             25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $21,000,009 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the


              26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

current fiscal year. During the six months ended May 31, 2004 and the year ended November 30, 2003, the Fund used $21,989,374 and $20,399,474, respectively, of carry-forward to offset capital gains realized.

As of November 30, 2003, the Fund had available for federal income tax purposes post-October losses of $52,431 and an unused capital loss carryforward as follows:

                          EXPIRING
                          ------------------------------
                          2010               $42,936,952

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2004, the Fund's projected benefit obligations were increased by $2,838 and payments of $1,222 were made to retired directors, resulting in an accumulated liability of $48,709.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


             27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED MAY 31, 2004          YEAR ENDED NOVEMBER 30, 2003
                                  SHARES          AMOUNT               SHARES           AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                           2,337,934    $ 39,196,659            8,676,830    $ 110,860,888
Redeemed                      (1,691,943)    (28,115,245)          (8,165,976)    (103,403,712)
                              ------------------------------------------------------------------
Net increase                     645,991    $ 11,081,414              510,854    $   7,457,176
                              ==================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                             413,522    $  6,543,226              706,097    $   8,800,023
Redeemed                        (900,355)    (14,227,033)          (2,585,927)     (32,217,922)
                              ------------------------------------------------------------------
Net decrease                    (486,833)   $ (7,683,807)          (1,879,830)   $ (23,417,899)
                              ==================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                             399,080    $  6,296,196              499,414    $   6,222,943
Redeemed                        (201,470)     (3,155,798)            (593,850)      (7,298,448)
                              ------------------------------------------------------------------
Net increase (decrease)          197,610    $  3,140,398              (94,436)   $  (1,075,505)
                              ==================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                             135,474    $  2,268,725              116,973    $   1,569,327
Redeemed                         (25,453)       (431,963)             (57,645)        (799,969)
                              ------------------------------------------------------------------
Net increase                     110,021    $  1,836,762               59,328    $     769,358
                              ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2004, were $186,489,872 and $175,109,993, respectively.


             28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $400 million of average annual net assets of the Fund, 0.65% of the next $400 million, 0.60% of the next $400 million and 0.55% of average annual net assets in excess of $1.2 billion. Prior to January 1, 2004, the annual advisory fee rate was 0.75% of the first $400 million of average annual net assets of the Fund, 0.70% of the next $400 million, and 0.65% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the average daily net assets of the Fund. During the six months ended May 31, 2004, the Fund paid $446,958 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the six months ended May 31, 2004, the Manager paid $464,727 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2004, the Fund paid $399,958 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. The Board of Directors has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual


              29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at May 31, 2004 for Class B, Class C and Class N shares were $324,037, $991,459 and $53,667, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A          CLASS B          CLASS C          CLASS N
                      CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                    FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS        RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------
May 31, 2004          $69,677             $223          $57,695           $2,444           $1,487

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $172,926, an amount equivalent to certain brokerage commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended May 31, 2004, OFS waived $26, $60 and $77 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


              30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                               CONTRACT            VALUATION
                              EXPIRATION         AMOUNT                AS OF     UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION               DATES         (000S)         MAY 31, 2004   APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar [CAD]             6/1/04          1,258 CAD       $  921,523         $   --           $ 4,854
Japanese Yen [JPY]                6/1/04        281,500 JPY        2,546,934          5,181               186
                                                                                     -------------------------
                                                                                      5,181             5,040
                                                                                     -------------------------
CONTRACTS TO SELL
British Pound Sterling [GBP]      6/1/04            177 GBP          323,750             --             3,620
                                                                                     -------------------------
Total unrealized appreciation and depreciation                                       $5,181           $ 8,660
                                                                                     =========================

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2004.


             31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


              32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)